SHORT-TERM BANK LOANS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Short-term Debt [Line Items]
Short-term bank loans	$ 16,295	$ 4,494
Borrowings under Guaranteed Investment Agreements	19,202	5,385
Property Plant And Equipment Pledged For Short Term Loans	1,161	3,881
Deferred Costs Leasing Total	5,112	6,517
Interest Expense	286	5	$ 392
Long-term Line of Credit	230,074	173,670
Line Of Credit Facility Amount Utilized	68,435	34,337
Line Of Credit Facility Secured By Restricted Cash And Buildings	7,991	7,941
Line Of Credit Facility Amount Available For Use	161,639	139,332
Building [Member]
Short-term Debt [Line Items]
Deferred Costs Leasing Total	1,161	3,881
Restricted Stock [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	$ 18,041	$ 1,504
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.50%	0.24%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.12%	1.32%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.78%	1.11%